Interest in joint venture - Summary of financial information in joint venture (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 530,194	$ 494,416	$ 530,194	$ 494,416	$ 439,195	$ 115,551
Intangible assets	13,316	9,814	13,316	9,814	10,179
Total liabilities	450,671		450,671		178,187
Operating expense	70,939	52,428	215,846	141,262
Net loss	(71,549)	$ (20,328)	(195,645)	(190,361)
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Cash and cash equivalents	43,533		43,533		50,000
Prepaid and other current assets	317		317		0
Intangible assets	48,040		48,040		48,040
Total liabilities	2,093		2,093		269
Net assets	$ 89,797		89,797		$ 97,771
Operating expense			4,465	8,120
Net loss			$ 4,511	$ 7,972